DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.5%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.00	% (a)(c)(h)(j)	01/17/2028	119,229

Total Collateralized Loan Obligations (Cost $365,135)					119,229

Non-Agency Residential Collateralized Mortgage Obligations - 21.3%
107,996	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.61	% (a)	03/25/2036	69,565
500,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (c)	10/17/2038	433,069
264,174	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50%		10/25/2036	88,878
21,885	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	12,566
142,179	Chase Mortgage Finance Trust, Series 2006-S2-1A13	6.25%		10/25/2036	72,182
104,974	ChaseFlex Trust, Series 2007-M1-2F4	4.15	% (k)	08/25/2037	91,959
98,325	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	56,522
5,701	CHL Mortgage Pass-Through Trust, Series 2007-4-1A5	6.50%		05/25/2037	3,201
97,180	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	88,311
383,318	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	203,226
156,651	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	109,520
155,546	Countrywide Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	128,525
265,588	Countrywide Alternative Loan Trust, Series 2006-32CB-A10	6.00%		11/25/2036	179,882
51,749	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	33,514
695,211	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	154,757
9,329	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	22.43	% (d)	08/25/2037	9,518
6,903	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.91	% (d)	09/25/2037	7,366
53,661	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	47,356
21,572	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	15,609
39,644	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	10.27	% (c)(d)	04/15/2036	38,402
168,090	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	10.27	% (c)(d)	04/15/2036	157,498
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93	% (a)	09/25/2036	71,767
40,751	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	10.04	% (d)	02/25/2036	34,832
417,113	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (b)(c)	08/25/2025	415,770
12,121	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	9,575
248,514	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	151,762
78,341	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (k)	09/25/2029	53,182
74,182	Lehman Mortgage Trust, Series 2005-1-3A3A	5.61%		07/25/2035	68,162
32,594	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (d)(e)	08/25/2036	3,026
2,037	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,801
592,279	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	258,694
268,903	Lehman Mortgage Trust, Series 2007-5-11A1	4.65	% (a)	06/25/2037	188,360

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
114,010	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(c)	06/27/2036	94,381
187,398	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	123,183
500,000	NMLT Trust, Series 2021-INV2-B2	4.07	% (a)(c)	08/25/2056	389,947
400,000	Progress Residential Trust, Series 2021-SFR3-G	4.25	% (c)	05/17/2026	355,115
78,858	RAMP Trust, Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.58%, 0.87% Floor, 14.00% Cap)	2.49%		02/25/2034	77,102
1,375	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	1,151
14,872	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.02%		06/25/2036	10,919
44,617	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.98	% (d)(e)	06/25/2036	3,583
28,967	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	2.07%		08/25/2036	21,230
86,902	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.93	% (d)(e)	08/25/2036	9,251
131,111	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	101,158
11,938	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	7,892
302,698	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	122,711
500,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21	% (b)	09/25/2022	489,507
197,841	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.17%		10/25/2036	83,110

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,973,011)					5,148,597

US Government and Agency Mortgage Backed Obligations - 12.4%
25,294	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	5.11	% (d)(e)	01/15/2037	2,846
48,812	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.73	% (d)(e)	08/15/2037	5,234
11,321	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	5.07	% (d)(e)	11/15/2037	1,069
51,157	Federal Home Loan Mortgage Corporation REMICS, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	4.99	% (d)(e)	08/15/2036	8,378
12,078	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.86	% (d)(e)	02/15/2038	1,107
24,150	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.33	% (d)(e)	03/15/2038	2,173
189,908	Federal Home Loan Mortgage Corporation REMICS, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35	% (d)(e)	03/15/2038	1,006
15,816	Federal Home Loan Mortgage Corporation REMICS, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	4.20	% (d)(e)	01/15/2039	1,331
94,003	Federal Home Loan Mortgage Corporation REMICS, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (d)(e)	04/15/2039	9,787
4,314	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.63	% (d)(e)	08/15/2039	313
38,812	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	3.13	% (d)(e)	09/15/2040	2,830
64,108	Federal Home Loan Mortgage Corporation REMICS, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	4.71	% (d)(e)	11/15/2040	7,546
39,444	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	40,844
89,579	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.53	% (d)(e)	02/15/2041	11,053

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
28,890	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	4.65	% (d)(e)	07/15/2041	2,435
40,439	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.96	% (d)(e)	10/25/2036	5,198
19,880	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	4.70	% (d)(e)	01/25/2037	2,597
153,351	Federal National Mortgage Association, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	4.50	% (d)(e)	05/25/2037	16,277
62,906	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	5.00	% (d)(e)	10/25/2036	7,778
4,036	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (d)(e)	07/25/2039	368
79,649	Federal National Mortgage Association, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	4.18	% (d)(e)	09/25/2036	4,125
18,371	Federal National Mortgage Association, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	4.13	% (d)(e)	03/25/2037	1,492
15,920	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	4.10	% (d)(e)	04/25/2037	1,247
98,568	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	4.05	% (d)(e)	05/25/2040	10,002
4,811	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.78	% (d)(e)	11/25/2040	62
265,173	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	265,198
1,312,797	Federal National Mortgage Association, Series 2013-53-ZC	3.00	% (f)	06/25/2043	1,244,871
1,225,999	Federal National Mortgage Association, Series 2013-55-VZ	3.00	% (f)	06/25/2043	1,165,236
10,248	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.35	% (d)(e)	02/20/2038	262
108,834	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	108,236
71,757	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	6.69	% (d)	12/20/2040	72,429

Total US Government and Agency Mortgage Backed Obligations (Cost $3,099,434)					3,003,330

Affiliated Mutual Funds - 16.9%
124,955	DoubleLine Core Fixed Income Fund (Class R6)				1,209,564
188,730	DoubleLine Flexible Income Fund (Class R6)				1,643,834
131,152	DoubleLine Total Return Bond Fund (Class R6)				1,226,273

Total Affiliated Mutual Funds (Cost $4,168,318)					4,079,671

Exchange Traded Funds - 12.1%
5,700	iShares 0-5 Year TIPS Bond ETF				578,151
17,800	iShares ESG MSCI USA Leaders ETF				1,181,742
14,500	iShares MSCI Canada Index ETF				488,360
13,473	KraneShares Global Carbon ETF				663,276

Total Exchange Traded Funds (Cost $2,872,896)					2,911,529

Real Estate Investment Trusts - 3.6%
59,000	Chimera Investment Corporation				520,380
33,000	MFA Financial, Inc.				354,750

Total Real Estate Investment Trusts (Cost $1,174,715)					875,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 36.2%
1,288,393	First American Government Obligations Fund - Class U	1.31	% (g)		1,288,393
1,288,393	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (g)		1,288,393
1,288,393	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (g)		1,288,393
1,080,000	United States Treasury Bills	0.00	% (i)	04/20/2023	1,057,751
2,800,000	United States Treasury Bills	0.00%		05/18/2023	2,735,353
200,000	United States Treasury Bills	0.00%		09/08/2022	199,411
500,000	United States Treasury Bills	0.00	% (i)	12/01/2022	495,328
300,000	United States Treasury Bills	0.00	% (i)	12/29/2022	296,357
100,000	United States Treasury Bills	0.00%		01/26/2023	98,589

Total Short Term Investments (Cost $8,771,997)					8,747,968

Total Investments - 103.0% (Cost $27,425,506)					24,885,454
Liabilities in Excess of Other Assets - (3.0)%					(731,328)

NET ASSETS - 100.0%					$24,154,126

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(e)	Interest only security

(f)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(g)	Seven-day yield as of period end

(h)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(i)	All or a portion of this security has been pledged as collateral.

(j)	Value determined using significant unobservable inputs.

(k)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	36.2%
Non-Agency Residential Collateralized Mortgage Obligations	21.3%
Affiliated Mutual Funds	16.9%
US Government and Agency Mortgage Backed Obligations	12.4%
Exchange Traded Funds	12.1%
Real Estate Investment Trusts	3.6%
Collateralized Loan Obligations	0.5%
Other Assets and Liabilities	(3.0)%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
MSCI Emerging Markets Index Future	Long	26	09/16/2022	1,303,510	$16,448
MSCI EAFE Index Futures	Long	32	09/16/2022	2,970,560	563
E-Mini Russell 2000 Futures	Long	8	09/16/2022	683,200	(37,138)
E-Mini S&P 500 Index Future	Long	17	09/16/2022	3,221,075	(94,217)

					$(114,344)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Long Commodity Basket Swap(ii)	Morgan Stanley	Long	0.19%	Termination	07/07/2022	1,400,000	$—
Short Commodity Basket Swap(iii)	Morgan Stanley	Short	(0.22)%	Termination	07/07/2022	(1,400,000)	—
Shiller Barclays CAPE® US Sector II ER USD Index(i)	Barclays Capital, Inc.	Long	0.40%	Termination	09/30/2022	6,000,000	(1,117,337)

							$(1,117,337)

(i)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

(ii)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2022, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Brent Oil Roll	MSCYCO0	0.18	$129	16.7%
Morgan Stanley Crude Oil Roll	MSCYCL0	0.40	129	16.7%
Morgan Stanley Gasoil Roll	MSCYQS0	0.15	129	16.7%
Morgan Stanley Heating Oil Roll	MSCYHO0	0.14	129	16.7%
Morgan Stanley RBOB Roll	MSCYXB0	0.13	129	16.6%
Morgan Stanley Cotton Roll	MSCYCT0	0.15	128	16.6%

			$773	100.0%

(iii)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2022, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Gold Roll	MSCYGC0	0.23	$153	16.7%
Morgan Stanley Silver Roll	MSCYSI0	0.28	153	16.7%
Morgan Stanley Wheat Roll	MSCYWH0	0.39	153	16.7%
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.51	152	16.7%
Morgan Stanley Sugar Roll	MSCYSB0	0.36	152	16.6%
Morgan Stanley Cocoa Roll	MSCYCC0	0.45	152	16.6%

			$915	100.0%

(iv)

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

A summary of the ‘s investments in affiliated mutual funds for the period ended June 30, 2022 is as follows:

Fund	Value at March 31, 2022	Gross Purchases	Gross Sales	Shares Held at June 30, 2022	Value at June 30, 2022	Change in Unrealized for the Period Ended June 30, 2022	Dividend Income Earned for the Period Ended June 30, 2022	Net Realized Gain (Loss) for the Period Ended June 30, 2022
DoubleLine Total Return Bond Fund (Class I)	$1,287,914	$—	$(1,244,634)	—	$—	$107,761	$3,276	$(151,041)
DoubleLine Flexible Income Fund (Class R6)	—	1,689,129	—	188,730	1,643,834	(45,295)	12,114	—
DoubleLine Core Fixed Income Fund (Class R6)	—	1,234,555	—	124,955	1,209,564	(24,991)	7,066	—
DoubleLine Total Return Bond Fund (Class R6)	—	1,244,634	—	131,152	1,226,273	(18,361)	7,472	—
DoubleLine Flexible Income Fund (Class I)	1,738,199	—	(1,689,129)	—	—	122,674	5,228	(171,744)
DoubleLine Core Fixed Income Fund (Class I)	1,290,785	—	(1,234,555)	—	—	63,727	3,394	(119,957)

	$4,316,898	$4,168,318	$(4,168,318)	$444,837	$4,079,671	$205,515	$38,550	$(442,742)

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.